ACCOUNTS PAYABLE AND ACCRUALS - OTHER	3 Months Ended
Mar. 31, 2016
Accounts Payable And Accruals - Other
ACCOUNTS PAYABLE AND ACCRUALS - OTHER

NOTE 8 - ACCOUNTS PAYABLE AND ACCRUALS - OTHER:

	March 31, 2016	December 31, 2015
	($ in thousands)
Employees and employee institutions	$599	$412
Accrued vacation and recreation pay	253	377
Accrued clinical trial expenses	523	582
Accrued expenses	678	552
Provision for sales commissions	84	80
Taxes payable	2	3
	$2,139	$2,006